OTHER EQUITY INSTRUMENTS	12 Months Ended
Dec. 31, 2021
OTHER EQUITY INSTRUMENTS
OTHER EQUITY INSTRUMENTS

41      OTHER EQUITY INSTRUMENTS

On November 19, 2019, the Company issued RMB1,500 million perpetual medium-term notes with an initial distribution rate at 4.20% (the “2019 Perpetual Medium-term Notes”). The proceeds from the issuance of the 2019 Perpetual Medium-term Notes were RMB1,499 million. The proceeds were used for the repayment of interest-bearing loans and borrowings. Coupon payments of 4.20% per annum on the 2019 Perpetual Medium-term Notes have been made annually in arrears from November 19, 2019 and may be deferred at the discretion of the Company. The 2019 Perpetual Medium-term Notes have no fixed maturity date and are callable only at the Group’s option on  November 20, 2022 or any coupon distribution date after November 20, 2022 at their principal amounts together with any accrued, unpaid or deferred coupon distribution payments. The coupon distribution rate will be reset to a percentage per annum equal to the sum of (a) the initial spread of 1.31 percent, (b) the China Treasury Rate, and (c) a margin of maximum 300 Bps every five years after  November 20, 2022. While any coupon distribution payments are unpaid or deferred, the Company cannot declare or pay dividends to shareholders or decrease the share capital or make material fixed asset investments.

On December 2, 2020, the Company issued RMB1,000 million perpetual medium-term notes with an initial distribution rate at 4.45% (the “2020 Perpetual Medium-term Notes”). The proceeds from the issuance of the 2020 Perpetual Medium-term Notes were RMB1,000 million. The proceeds were used for the repayment of interest-bearing loans and borrowings. Coupon payments of 4.45% per annum on the 2020 Perpetual Medium-term Notes have been made annually in arrears from December 2, 2020 and may be deferred at the discretion of the Company. The 2020 Perpetual Medium-term Notes have no fixed maturity date and are callable only at the Group’s option on December 3, 2022 or any coupon distribution date after December 3, 2022 at their principal amounts together with any accrued, unpaid or deferred coupon distribution payments. The coupon distribution rate will be reset to a percentage per annum equal to the sum of (a) the initial spread of 1.42 percent, (b) the China Treasury Rate, and (c) a margin of maximum 300 Bps every five years after December 3, 2022. While any coupon distribution payments are unpaid or deferred, the Company cannot declare or pay dividends to shareholders or decrease the share capital or make material fixed asset investments.

Pursuant to the terms and conditions of the 2019 Perpetual Medium-term Notes and the 2020 Perpetual Medium-term Notes, the Group has no contractual obligations to repay their principal or to pay any coupon distributions. Thus, in the opinion of the directors of the Company, they do not meet the definition of financial liabilities according to IAS 32 Financial Instruments: Presentation, and are classified as equity and subsequent distributions declared will be treated as distributions to equity owners.

On October 21, 2021, the Group redeemed RMB2 billion of the 2018 Perpetual Medium-term Notes and paid the principal amounts together with any accrued, unpaid or deferred coupon distribution payments.

On November 7, 2021, the Group redeemed USD500 million of the 2016 Senior Perpetual Securities and paid the principal amounts together with any accrued, unpaid or deferred coupon distribution payments.